Share-Based Payments (Details 2) - Options [member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning	1,666,667
Weighted average grant date fair value per share outstanding, beginning	$ 5.21
Options granted	154,074	2,128,554
Weighted average grant date fair value per share, granted	$ 2.87	$ 5.21
Options vested	(10,446)	(461,887)
Weighted average grant date fair value per share, vested	$ 2.64	$ 3.31
Options forfeited	(800,000)
Weighted average grant date fair value per share, forfeited	$ 6.16
Number of options outstanding, ending	1,010,295	1,666,667
Weighted average grant date fair value per share outstanding, ending	$ 5.94	$ 5.21